Intangible Assets (Details)	May 04, 2021 USD ($)
Intellectual Property [Member]
Intangible Assets [Line Items]
Paid to acquire intellectual property	$ 160,000
Patents [Member]
Intangible Assets [Line Items]
Estimated remaining life	14 years 7 months 6 days